CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total		Common Stock	Additional Paid-in Capital	Net Parent Company Investment	Retained Earnings	AOCI
Beginning of year at Dec. 31, 2012	$ 4,351				$ 4,465		$ (114)
Net income	1,288				1,288
Net transfers from Baxter International Inc.	(510)				(510)
Other comprehensive loss, net of tax	50						50
End of period at Dec. 31, 2013	5,179				5,243		(64)
Net income	1,737	[1]			1,737
Net transfers from Baxter International Inc.	(800)				(800)
Other comprehensive loss, net of tax	(369)						(369)
End of period at Dec. 31, 2014	5,747				6,180		(433)
Net income	956	[2]			552	$ 404
Net transfers from Baxter International Inc.	(2,374)				(2,374)
Separation-related adjustments	(72)			$ (36)	(318)		282
Reclassification of net parent company investment to additional paid-in capital				4,040	$ (4,040)
Issuance of common stock upon separation			$ 7	(7)
Issuance of common stock upon separation (In shares)			676,424,202
Share-based compensation expense	43			43
Shares issued under employee benefit plans and other (in shares)			2,863,298
Shares issued under employee benefit plans and other	63			63
Other comprehensive loss, net of tax	(344)						(344)
Dividends declared ($0.14 per share)	(95)					(95)
End of period (in shares) at Dec. 31, 2015			679,287,500
End of period at Dec. 31, 2015	$ 3,924		$ 7	$ 4,103		$ 309	$ (495)

[1]	The first quarter of 2014 included net after-tax charges from continuing operations of $24 million related to intangible asset amortization, business optimization items, plasma-related litigation and milestone payments associated with the company's collaboration agreements; and an $8 million after-tax charge reported in discontinued operations. The second quarter of 2014 included net after-tax charges from continuing operations of $63 million related to intangible asset amortization, business optimization items, separation costs, milestone payments associated with the company's collaboration agreements and an increase in fair value of contingent payment liabilities. The third quarter of 2014 included net after-tax charges from continuing operations of $166 million related to intangible asset amortization, business optimization items, separation costs, the Branded Prescription Drug Fee and milestone payments associated with the company's collaboration arrangements; and after-tax charges of $5 million after-tax charge reported in discontinued operations. The fourth quarter of 2014 included net after-tax charges from continuing operations of $146 million related to intangible asset amortization, business optimization items, separation costs, milestone payments associated with the company's collaboration agreements, other-than-temporary impairment and an increase in fair value of contingent payment liabilities; and a $417 million after-tax gain on the sale of the company's commercial vaccines business reported in discontinued operations.
[2]	The first quarter of 2015 included net after-tax charges from continuing operations of $33 million related to intangible asset amortization, business optimization items, and separation costs; and a $9 million after-tax favorable adjustment to the gain recorded on sale of the company's commercial vaccines business reported in discontinued operations. The second quarter of 2015 included net after-tax charges from continuing operations of $109 million related to intangible asset amortization, business optimization items, separation costs, and milestone payments associated with the company's collaboration agreements; and a $4 million after-tax charge reported in discontinued operations. The third quarter of 2015 included net after-tax charges from continuing operations of $104 million related to intangible asset amortization, separation costs, IPR&D and other impairment charges, a decrease in the fair value of contingent payment liabilities, milestone payments associated with the company's collaboration agreements and business development items; and a $28 million after-tax gain recorded on the sale of certain vaccines R&D programs reported in discontinued operations. The fourth quarter of 2015 included net after-tax charges from continuing operations of $286 million related to intangible asset amortization, business optimization items, separation costs, upfront and milestone payments to collaboration partners, a decrease in the fair value of contingent payment liabilities, a currency-related item and favorable adjustments to previously recorded impairment charges; and a $6 million after-tax unfavorable adjustment to the gain recorded on sale of the company's commercial vaccines business reported in discontinued operations.